Pension plan obligations (Details 6)	12 Months Ended
Dec. 31, 2023
Discount Rate [Member] | Increase Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 237,084
Discount Rate [Member] | Increase Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 166,803
Discount Rate [Member] | Decrease Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 257,540
Discount Rate [Member] | Decrease Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 181,195
Life Expectation [Member] | Increase Of One Year [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 65,666
Life Expectation [Member] | Increase Of One Year [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 87,054
Life Expectation [Member] | Decrease Of One Year [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 64,267
Life Expectation [Member] | Decrease Of One Year [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 83,281
Wage Increase Rate [Member] | Increase Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 40,556
Wage Increase Rate [Member] | Increase Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Increase of R$ 580
Wage Increase Rate [Member] | Decrease Of One Percent [Member] | G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 42,492
Wage Increase Rate [Member] | Decrease Of One Percent [Member] | G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Impact on present value of the defined benefit obligations	Decrease of R$ 608